DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS January 31, 2025
(Unaudited)
Shares	Description	Value
Common Stocks & MLP Interests—132.6%
	■ Airport Services—2.7%
27,600	Aena SME S.A. (Spain)(1)	$5,966,959
17,000	Flughafen Zurich AG Registered Shares (Switzerland)(1)	4,106,505
34,000	Grupo Aeroportuario del Centro Norte SAB de C.V. ADR (Mexico)	2,570,400
		12,643,864
	■ Electric, Gas and Water—76.5%
180,390	Alliant Energy Corp. (1)	10,621,363
125,660	Ameren Corp. (1)	11,837,172
154,000	American Electric Power Co., Inc. (1)	15,147,440
111,800	Atmos Energy Corp. (1)	15,932,618
534,097	CenterPoint Energy, Inc. (1)	17,395,539
119,500	CMS Energy Corp.	7,887,000
112,000	DTE Energy Co. (1)	13,426,560
250,300	Duke Energy Corp. (1)	28,031,097
286,600	Edison International (1)	15,476,400
1,774,000	Enel SpA (Italy)(1)	12,641,348
220,000	Entergy Corp. (1)	17,837,600
218,000	Evergy, Inc. (1)	13,989,060
866,000	Iberdrola S.A. (Spain)(1)	12,254,018
443,000	NextEra Energy, Inc.	31,701,080
760,000	Pennon Group plc (United Kingdom)	5,446,633
1,256,000	PG&E Corp. (1)	19,656,400
530,235	PPL Corp. (1)	17,815,896
110,000	Public Service Enterprise Group, Inc. (1)	9,189,400
230,000	Redeia Corp. S.A. (Spain)(1)	3,874,897
446,000	RWE AG (Germany)(1)	13,824,890
238,675	Southern Co. (The) (1)	20,036,766
240,000	SSE plc (United Kingdom)	4,854,953
255,000	Veolia Environnement S.A. (France)(1)	7,287,994
170,300	WEC Energy Group, Inc.	16,903,978
290,300	Xcel Energy, Inc. (1)	19,508,160
		362,578,262
Shares	Description	Value
	■ Highways & Railtracks—2.6%
190,000	Ferrovial SE (Netherlands)	$8,160,188
533,000	Transurban Group (Australia)	4,433,679
		12,593,867
	■ Integrated Telecommunication Services—2.5%
495,000	AT&T, Inc. (1)	11,746,350
	■ Multi-Utilities—9.6%
717,000	E.ON SE (Germany)(1)	8,494,376
581,250	National Grid plc (United Kingdom)	7,061,339
349,000	NiSource, Inc. (1)	13,017,700
203,400	Sempra (1)	16,867,962
		45,441,377
	■ Oil & Gas Storage, Transportation and Production—33.5%
92,000	Cheniere Energy, Inc. (1)	20,575,800
91,000	DT Midstream, Inc. (1)	9,198,280
993,185	Energy Transfer LP (1)	20,340,429
274,000	Enterprise Products Partners LP	8,946,100
427,575	MPLX LP	22,238,176
205,000	ONEOK, Inc. (1)	19,919,850
422,000	Plains All American Pipeline LP (1)	8,355,600
98,668	Targa Resources Corp. (2)	19,417,862
70,000	Venture Global, Inc. Class A	1,431,500
185,000	Western Midstream Partners LP	7,612,750
372,147	Williams Cos., Inc. (The) (1)	20,628,108
		158,664,455
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2025
(Unaudited)
Shares	Description	Value
	■ Railroads—4.5%
67,500	Canadian Pacific Kansas City Ltd. (Canada)	$5,364,331
95,000	CSX Corp. (1)	3,122,650
22,100	Norfolk Southern Corp.	5,642,130
29,300	Union Pacific Corp. (1)	7,260,247
		21,389,358
	■ Telecom Tower REITs—0.7%
39,000	Crown Castle, Inc. (1)	3,481,920
	Total Common Stocks & MLP Interests (Cost $533,865,408)	628,539,453
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—132.6% (Cost $533,865,408)		628,539,453
Shares	Description	Value
	■ Written Options—(0.0)%
	(see Open Written Option Contracts on the next page)
	Total Written Options (Premiums received $71,852)	$(105,000)
TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—132.6% (Cost $533,793,556)		628,434,453
	Secured borrowings—(26.4)%	(125,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(7.4)%	(35,000,000)
	Other assets less other liabilities—1.2%	5,566,500
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$474,000,953
(1)	All or a portion of the security is segregated as collateral for borrowings. The value of securities segregated as collateral is $308,764,581.
(2)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $7,872,000.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
Open Written Option Contracts as of January 31, 2025, were as follows:
Description of Option	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Exchange-Traded Call Options
Targa Resources Corp.	(200)	$(4,200)	$210.00	3/21/25	$(105,000)
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2025
(Unaudited)
Sector Allocation*
Electric, Gas and Water	58%
Oil & Gas Storage, Transportation and Production	25
Multi-Utilities	7
Railroads	3
Airport Services	2
Highways & Railtracks	2
Integrated Telecommunication Services	2
Telecom Tower REITs	1
Total	100%

Country Weightings*
United States	83%
Spain	4
United Kingdom	3
Germany	3
Italy	2
France	1
Australia	1
Switzerland	1
Canada	1
Netherlands	1
Total	100%

Currency Exposure*
United States Dollar	83%
Euro	11
United Kingdom Pound Sterling	3
Canadian Dollar	1
Australian Dollar	1
Swiss Franc	1
Total	100%

* Percentages are based on total investments before written options rather than net assets applicable to common stock.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
January 31, 2025
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2025:
Level 1
Common stocks & MLP interests	$628,539,453
Written options	(105,000)
Total investments	$628,434,453
There were no Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.
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